UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DiMaio Ahmad Capital LLC
Address: 277 Park Avenue
         48th Floor
         New York, NY  10172

13F File Number:  28-12959

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dennis Crilly
Title:     General Counsel and Chief Compliance Officer
Phone:     212-328-7914

Signature, Place, and Date of Signing:

     /s/ Dennis Crilly     New York, NY/USA     September 21, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $352,336 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    COM              060505104     2625    75000 SH  PUT  SOLE                    75000        0        0
CAPITAL ONE FINL CORP          COM              14040H105    39882   782000 SH  PUT  SOLE                   782000        0        0
CATERPILLAR INC DEL            COM              149123101     8940   150000 SH  CALL SOLE                   150000        0        0
CATERPILLAR INC DEL            COM              149123101    26313   441500 SH  PUT  SOLE                   441500        0        0
CONTINENTAL AIRLS INC          CL B             210795308    16680  1000000 SH  PUT  SOLE                  1000000        0        0
FASTENAL CO                    COM              311900104     9878   200000 SH  PUT  SOLE                   200000        0        0
GRACE W R & CO DEL NEW         COM              38388F108     4953   328000 SH       SOLE                   328000        0        0
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108      187   171367 SH       SOLE                   171367        0        0
ISHARES TR                     FTSE XNHUA IDX   464287184     1724    50000 SH       SOLE                    50000        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308    40569     1065 SH       SOLE                     1065        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308       24      630 SH  CALL SOLE                      630        0        0
LENNAR CORP                    CL A             526057104     3798   250000 SH  CALL SOLE                   250000        0        0
MASCO CORP                     COM              574599106    11661   650000 SH  CALL SOLE                   650000        0        0
METROPCS COMMUNICATIONS INC    COM              591708102    13188      943 SH       SOLE                      943        0        0
NAVIOS MARITIME ACQUIS CORP    SHS              Y62159101    10987     1250 SH       SOLE                     1250        0        0
PGT INC                        COM              69336V101      827      273 SH       SOLE                      273        0        0
PROSHARES TR                   ULTRASHRT FINL   74347R628     5050       50 SH       SOLE                       50        0        0
RETAIL HOLDRS TR               DEP RCPT         76127U101    45070   500000 SH  PUT  SOLE                   500000        0        0
SPDR TR                        UNIT SER 1       78462F103    13340   115000 SH  PUT  SOLE                   115000        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100     4270      700 SH       SOLE                      700        0        0
STREAM GLOBAL SVCS INC         *W EXP 10/17/201 86323M118      154  1100000 SH       SOLE                  1100000        0        0
SUNTRUST BKS INC               COM              867914103    22495   500000 SH  PUT  SOLE                   500000        0        0
TOLL BROTHERS INC              COM              889478103    10092   400000 SH  PUT  SOLE                   400000        0        0
VANTAGE DRILLING COMPANY       *W EXP 05/24/201 G93205121      967  2015200 SH       SOLE                  2015200        0        0
VANTAGE DRILLING COMPANY       ORD SHS          G93205113     4082     1365 SH       SOLE                     1365        0        0
W & T OFFSHORE INC             COM              92922P106    54580  2000000 SH  PUT  SOLE                  2000000        0        0